Other Income (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Detailed Information about Other Income [Line Items]
Summary of Information about Other Income

	For the six months ended June 30,
	2025	2024
(In thousands)
Interest income	$83	$167
Other income, net (note i)	—	1,570
	$83	$1,737

Note i: For the six months ended June 30, 2024, the Group recognized $1.0 million of other income related to a license agreement that the Group determined to no longer provide negotiation rights to the licensee, and $0.5 million of income for a liability that was extinguished.